Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of the unrecognized tax benefits
Unrecognized tax benefits as of January 1,	$ 221,000	$ 340,351	$ 562,076
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	(340,351)	(221,725)
Unrecognized tax benefits as of December 31,	$ 0	$ 221,000	$ 340,351